Equity Compensation Plan - Additional Information (Detail) - USD ($)				6 Months Ended
	Jun. 22, 2028	Jun. 22, 2027	Jun. 22, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense				$ 1,101,156	$ 1,560,719
CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			440,000
Stock Granted			$ 299,000
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share Price			$ 2.92
Stock Granted closing price			$ 4.95
Share based compensation, non vested shares, unrecognized compensation cost				$ 2,736,186		$ 1,354,891
Share based compensation, non vested shares, unrecognized compensation cost period for recognition				1 year 3 months 18 days
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected term			5 years 9 months
Share-based compensation arrangement by share-based payment award, fair value assumptions, risk free interest rate			4.24%
Share-based compensation arrangement by share-based payment award, fair value assumptions, expected volatility rate			63.88%
Restricted Stock [Member] | Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expense				$ 1,101,156	$ 1,560,719
Employee Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation, non vested shares, unrecognized compensation cost				$ 1,106,529		$ 540,824
Share based compensation, non vested shares, unrecognized compensation cost period for recognition				1 year 3 months 18 days
Employee Stock Option [Member] | CEO [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%	50.00%
Share based compensation arrangement by share based payment prior period grant date			7 years